Annual Total Returns[BarChart] - Invesco SP SmallCap Utilities and Communication Services ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.73%	1.59%	20.36%	16.55%	7.04%	24.80%	11.91%	(4.47%)	9.99%	3.28%